Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Financial Instruments and Fair Value Measurements Explanatory

The carrying value and fair value of financial instruments by categories as of March 31, 2023 were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	1,481	—	—	—	—	1,481	1,481
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	119	—	—	119	119
Target maturity fund units	—	—	49	—	—	49	49
Quoted debt securities	233	—	—	—	1,400	1,633	1,661(1)
Certificates of deposit	—	—	—	—	435	435	435
Commercial Papers	—	—	—	—	90	90	90
Unquoted equity and preference securities	—	—	—	24	—	24	24
Unquoted investments others	—	—	21	—	—	21	21
Trade receivables	3,094	—	—	—	—	3,094	3,094
Unbilled revenues (Refer to Note 2.12) (3)	1,157	—	—	—	—	1,157	1,157
Prepayments and other assets (Refer to Note 2.4)	624	—	—	—	—	624	614(2)
Derivative financial instruments	—	—	8	—	4	12	12
Total	6,589	—	197	24	1,929	8,739	8,757
Liabilities:
Trade payables	470	—	—	—	—	470	470
Lease liabilities	1,010	—	—	—	—	1,010	1,010
Derivative financial instruments	—	—	8	—	2	10	10
Financial liability under option arrangements (Refer to Note 2.5)	—	—	73	—	—	73	73
Other liabilities including contingent consideration (Refer to Note 2.5)	2,112	—	12	—	—	2,124	2,124
Total	3,592	—	93	—	2	3,687	3,687

(1)
On account of fair value changes including interest accrued
(2)
Excludes interest accrued on quoted debt securities carried at amortized cost of $10 million
(3)
Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

The carrying value and fair value of financial instruments by categories as of March 31, 2022, were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	2,305	—	—	—	—	2,305	2,305
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	266	—	—	266	266
Quoted debt securities	280	—	—	—	1,634	1,914	1,957(1)
Certificate of deposit	—	—	—	—	452	452	452
Unquoted equity and preference securities	—	—	3	26	—	29	29
Unquoted Compulsorily convertible debentures	—	—	1	—	—	1	1
Unquoted investments others	—	—	19	—	—	19	19
Trade receivables	2,995	—	—	—	—	2,995	2,995
Unbilled revenues (Refer to Note 2.12) (3)	838	—	—	—	—	838	838
Prepayments and other assets (Refer to Note 2.4)	526	—	—	—	—	526	514(2)
Derivative financial instruments	—	—	16	—	3	19	19
Total	6,944	—	305	26	2,089	9,364	9,395
Liabilities:
Trade payables	545	—	—	—	—	545	545
Lease liabilities	722	—	—	—	—	722	722
Derivative financial instruments	—	—	8	—	—	8	8
Financial liability under option arrangements (Refer to Note 2.5)	—	—	86	—	—	86	86
Other liabilities including contingent consideration (Refer to Note 2.5)	1,989	—	16	—	—	2,005	2,005
Total	3,256	—	110	—	—	3,366	3,366

(1)
On account of fair value changes including interest accrued
(2)
Excludes interest accrued on quoted debt securities carried at amortized cost of $12 million
(3)
Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

Schedule of Fair Value Hierarchy of Assets and Liabilities Measured At Fair Value On a Recurring Basis

The fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2023 is as follows:

(Dollars in millions)
	As of March 31, 2023	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments (Refer to note 2.2)
Investments in liquid mutual fund units	119	119	—	—
Investments in target maturity fund units	49	49	—	—
Investments in quoted debt securities	1,661	1,302	359	—
Investments in certificates of deposit	435	—	435	—
Investments in commercial paper	90	—	90	—
Investments in unquoted equity and preference securities	24	—	—	24
Investment in unquoted investments others	21	—	—	21
Others
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	12	—	12	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	10	—	10	—
Financial liability under option arrangements (Refer to Note 2.5)*	73	—	—	73
Liability towards contingent consideration (Refer to Note 2.5)*	12	—	—	12

* Discount rate ranges from 10% to 15%

The fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 is as follows:

(Dollars in millions)
	As of March 31, 2022	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments (Refer to note 2.2)
Investments in liquid mutual fund units	266	266	—	—
Investments in quoted debt securities	1,957	1,721	236	—
Investments in certificates of deposit	452	—	452	—
Investments in unquoted equity and preference securities	29	—	—	29
Investments in unquoted compulsorily convertible debentures	1	—	—	1
Investment in unquoted investments others	19	—	—	19
Others
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	19	—	19	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	8	—	8	—
Financial liability under option arrangements (Refer to Note 2.5)*	86	—	—	86
Liability towards contingent consideration (Refer to Note 2.5)*	16	—	—	16

* Discount rate ranges from 8% to 14.5%

Summary of Income from Financial Assets or Liabilities

Income from financial assets

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Interest income on financial assets carried at amortized cost	107	135	161
Interest income on financial assets fair valued through other comprehensive income	119	86	55
Dividend income on investments carried at fair value through profit or loss	—	—	1
Gain / (loss) on investments carried at fair value through profit or loss	18	24	10
Gain / (loss) on investments carried at fair value through other comprehensive income	—	—	11
	244	245	238

Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2023:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	2,528	908	221	220	317	4,194
Net financial liabilities	(1,478)	(454)	(90)	(116)	(269)	(2,407)
Total	1,050	454	131	104	48	1,787

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2022:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	2,404	657	199	178	279	3,717
Net financial liabilities	(1,214)	(417)	(88)	(129)	(238)	(2,086)
Total	1,190	240	111	49	41	1,631

Summary of Outstanding Foreign Forward and Options Contract

The following table gives details in respect of outstanding foreign exchange forward and options contracts:

	As of
	March 31, 2023		March 31, 2022
	In Million	In $ Million	In Million	In $ Million
Derivatives designated as cash flow hedges

Forward contracts
In Euro	—	—	8	9

Option Contracts
In Australian dollars	140	94	185	139
In Euro	325	354	280	311
In United Kingdom Pound Sterling	55	68	32	42
Other derivatives
Forward contracts
In Australian dollars	10	6	—	—
In Brazilian Real	—	—	6	1
In Canadian dollars	—	—	34	27
In Chinese Yuan	41	6	38	6
In Czech Koruna	364	16	296	14
In Euro	316	344	297	330
In New Zealand dollars	30	19	20	14
In Norwegian Krone	100	10	80	9
In Singapore dollars	204	151	252	180
In Swiss Franc	1	1	15	17
In U.S. Dollars	1,670	1,670	1,166	1,166
In United Kingdom Pound Sterling	86	107	65	86
In South African rand	85	5	45	3
Option contracts
In Australian dollars	30	20	—	—
In Euro	160	174	81	90
In United Kingdom Pound Sterling	15	19	—	—
In U.S. Dollars	300	300	677	677
		3,364		3,121

Summary of Derivative Financial Instruments into Relevant Maturity Groupings	The table below analyzes the derivative financial instruments into relevant maturity groupings based on the remaining period as of the balance sheet date:

(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Not later than one month	1,601	823
Later than one month and not later than three months	1,358	1,642
Later than three months and not later than one year	405	656
	3,364	3,121

Summary of Reconciliation of Cash Flow Hedge Reserve

The following table provides the reconciliation of cash flow hedge reserve:

(Dollars in millions)
	Year ended March 31, 2023	Year ended March 31, 2022
Gain / (Loss)
Balance at the beginning of the period	1	2
Gain / (Loss) recognized in other comprehensive income during the period	12	14
Amount reclassified to profit or loss during the period	(13)	(15)
Tax impact on above	—	—
Balance at the end of the period	—	1

Summary of Quantitative Information About Offsetting of Derivative Financial Assets And Derivative Financial Liabilities

The following table provides quantitative information about offsetting of derivative financial assets and derivative financial liabilities:

(Dollars in millions)
	As of
	March 31, 2023		March 31, 2022
	Derivative financial asset	Derivative financial liability	Derivative financial asset	Derivative financial liability
Gross amount of recognized financial asset/liability	15	(13)	24	(13)
Amount set off	(3)	3	(5)	5
Net amount presented in balance sheet	12	(10)	19	(8)

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top five customers and top ten customers:

	(In %)
	Year ended March 31,
	2023	2022	2021
Revenue from top five customers	12.7	11.4	11.0
Revenue from top ten customers	20.2	19.3	18.1

The table below presents disaggregated revenues from contracts with customers by geography and offerings for each of our business segments. The Group believes this disaggregation best depicts how the nature, amount, timing and uncertainty of revenues and cash flows are affected by industry, market and other economic factors.

Year ended March 31, 2023
							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	3,488	1,825	1,354	1,234	938	1,378	910	135	11,262
Europe	915	663	477	868	1,348	34	320	45	4,670
India	237	9	20	26	11	52	3	120	478
Rest of the world	794	135	395	172	60	8	18	220	1,802
Total	5,434	2,632	2,246	2,300	2,357	1,472	1,251	520	18,212
Revenue by offerings
Digital	2,980	1,733	1,485	1,442	1,685	945	793	255	11,318
Core	2,454	899	761	858	672	527	458	265	6,894
Total	5,434	2,632	2,246	2,300	2,357	1,472	1,251	520	18,212

Year ended March 31, 2022
							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	3,274	1,608	1,136	996	845	1,253	828	126	10,066
Europe	905	639	483	773	884	30	295	30	4,039
India	259	12	42	21	9	55	4	78	480
Rest of the world	780	120	374	152	49	8	15	228	1,726
Total	5,218	2,379	2,035	1,942	1,787	1,346	1,142	462	16,311
Revenue by offerings
Digital	2,735	1,456	1,247	1,128	1,103	780	660	194	9,303
Core	2,483	923	788	814	684	566	482	268	7,008
Total	5,218	2,379	2,035	1,942	1,787	1,346	1,142	462	16,311

Year ended March 31, 2021
							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,636	1,313	916	935	692	1,086	638	104	8,320
Europe	865	562	390	605	535	22	272	29	3,280
India	212	8	31	5	7	40	2	87	392
Rest of the world	686	108	366	147	41	7	15	199	1,569
Total	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561
Revenue by offerings
Digital	2,100	1,040	874	821	617	562	408	155	6,577
Core	2,299	951	829	871	658	593	519	264	6,984
Total	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561

(1)
Financial Services include enterprises in Financial Services and Insurance
(2)
Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)
Communication includes enterprises in Communication, Telecom OEM and Media
(4)
Life Sciences includes enterprises in Life sciences and Health care
(5)
Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services

* Geographical revenues are based on the domicile of customer

Summary of Trade Receivables Ageing Schedule

Trade receivables ageing schedule for fiscal 2023 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,241	914	7	1	9	5	3,177
Less: Allowance for credit loss							83
Total Trade receivables							3,094

Trade receivables ageing schedule for fiscal 2022 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,295	734	31	10	9	4	3,083
Less: Allowance for credit loss							88
Total Trade receivables							2,995

Summary of Movement In Credit Allowance On Customer Balance

	(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Balance at the beginning	113	103	93
Translation differences	(3)	(1)	2
Impairment loss recognized / (reversed), net	28	19	25
Amounts written off	(21)	(8)	(17)
Balance at the end	117	113	103

Summary of Credit Receivable	The Group’s credit period generally ranges from 30-75 days.

(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Trade receivables	3,094	2,995
Unbilled revenues	2,037	1,650

Summary of Contractual Maturities of Significant Financial Liabilities

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2023:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	470	—	—	—	470
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	82	—	—	—	82
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	1,875	186	53	2	2,116
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	12	—	—	—	12

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2022:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	545	—	—	—	545
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	—	12	11	68	91
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	1,787	144	60	1	1,992
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	9	3	5	—	17